Note 14 - Segment Reporting (Details) - Operating Segment Assets (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Segment Reporting Information [Line Items]
Total Assets	$ 94,492	$ 115,336
Capital Expenditures (accrual basis)	3,302	4,541	5,315
Depreciation and Amortization	9,602	11,446	10,669
Goodwill		4,462
Direct Marketing Segment [Member]
Segment Reporting Information [Line Items]
Total Assets	34,653	49,554
Capital Expenditures (accrual basis)	1,529	894	250
Depreciation and Amortization	779	827	948
Goodwill	0	4,462
Retail Store Segment [Member]
Segment Reporting Information [Line Items]
Total Assets	52,340	58,159
Capital Expenditures (accrual basis)	1,773	3,647	5,065
Depreciation and Amortization	$ 8,823	$ 10,619	$ 9,721